VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of September 30, 2017:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

Summary of Payment Obligations Under the Bareboat Charter
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of September 30, 2017 is shown below:

(in thousands of $)	2017(1)	2018	2019	2020	2021	After 2021
Golar Eskimo*	5,710	22,437	21,859	21,330	20,755	74,463

(1) For the three months ending December 31, 2017.
*This payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin, but excludes the repurchase obligation at the end of lease.

Schedule of Assets and Liabilities Impacting Balance Sheet	The impact of Eskimo SPV’s liabilities on our condensed consolidated balance sheet is as follows:

(in thousands of $)	September 30, 2017	December 31, 2016
Liabilities
Long-term debt	214,625	232,931